DIVIDEND (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
DIVIDEND [Abstract]
Dividend Paid	$ 0	$ 0	$ 6,700